Net Revenue - Narrative (Details) $ in Billions	12 Months Ended
Dec. 31, 2023 USD ($)
Revenue from Contracts with Customers [Abstract]
Cash receipts from futures contracts, forward contracts, option contracts and swap contracts	$ 20